UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2006
                                               ------------------------

Check here if Amendment [_]; Amendment Number:
                                               ---------------------------------

     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Emigrant Bancorp, Inc.
Address:             5 East 42nd Street
                     New York, New York 10017

Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John R. Hart
Title:         Vice Chairman and Treasurer
               Phone: 212-850-4831

Signature, Place, and Date of Signing:

     /s/ John R. Hart            New York, New York            February 8, 2007
     ----------------            ------------------            ----------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
Form 13F Information Table Entry Total:            12
Form 13F Information Table Value Total:          285,247
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number          Name
---      --------------------          -----------------------------------------
 1       28-11238                      New York Private Bank & Trust Corporation
 2       28-11216                      Emigrant Bank
 3       28-11294                      Emigrant Agency, Inc.

FORM 13F INFORMATION TABLE

              12/31/2006
               COLUMN 1                   COLUMN 2      COLUMN 3         COLUMN 4                   COLUMN 5
-------------------------------------------------------------------------------------------------------------------------
            NAME OF ISSUER              TITLE OF          CUSIP           VALUE           SHRS OR        SH/        PUT/
                                         CLASS                           (X$1000)         PRN AMT        PRN        CALL
Central Bancorp Inc/MA                  Common        152418109         $     1,515.12         46,818     SH
Dime Bancorp Inc New                    Common        25429Q110         $        53.27        372,500     SH
Mechanical Technology Inc               Common        583538103         $       325.08        172,000     SH
New York Community Bancorp Inc          Common        649445103         $    15,177.47        942,700     SH
Wachovia Corp                           Common        929903102         $   105,444.75      1,851,532     SH
-------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                Common        065908501         $     2,692.95        195,000     SH
Fifth Third Bancorp                     Common        316773100         $     6,037.18        147,500     SH
Mechanical Technology Inc               Common        583538103         $        20.79         11,000     SH
New York Times Inc (Class A)            Common        650111107         $   150,345.05      6,171,800     SH
Wachovia Corp                           Common        929903102         $     3,615.30         63,482     SH
-------------------------------------------------------------------------------------------------------------------------
Dime Bancorp Inc New                    Common        25429Q110         $         7.15         50,000     SH
Lev Pharmaceuticals Inc                 Common        52730C101         $        13.06          9,600     SH


              12/31/2006
               COLUMN 1                     COLUMN 6       COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------
            NAME OF ISSUER                INVESTMENT        OTHER         VOTING AUTHORITY
                                          DISCRETION      MANAGERS     SOLE    SHARED    NONE
Central Bancorp Inc/MA                  Defined                 1,2,3   X
Dime Bancorp Inc New                    Defined                 1,2,3   X
Mechanical Technology Inc               Defined                 1,2,3   X
New York Community Bancorp Inc          Defined                 1,2,3   X
Wachovia Corp                           Defined                 1,2,3   X
------------------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                Defined                     1   X
Fifth Third Bancorp                     Defined                     1   X
Mechanical Technology Inc               Defined                     1   X
New York Times Inc (Class A)            Defined                     1   X
Wachovia Corp                           Defined                     1   X
------------------------------------------------------------------------------------------------
Dime Bancorp Inc New                    Defined                   1,2   X
Lev Pharmaceuticals Inc                 Defined                   1,2   X



Column 7 Other managers:

   1            28-11238               New York Private Bank & Trust Corporation
   2            28-11216               Emigrant Bank
   3            28-11294               Emigrant Agency, Inc.